Provisions (Tables)	12 Months Ended
Jun. 30, 2025
Schedule Of Employee Benefits
Schedule of employee benefits
	Consolidated Group
	2025 A$	2024 A$
Employee benefits
Current	136,508	211,300
Non-current	71,652	42,949
	208,160	254,249
Other provisions
Non-current	90,450	90,450
	90,450	90,450